Inventories	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Inventories	Note 3 – Inventories Components of inventories are as follows:
	January 31, 2013	April 30, 2012

Raw materials	$77,269	$68,253
Work-in-process	13,237	9,406
Finished goods	5,727	7,131
	$96,233	$84,790